Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

The Company’s property and equipment consisted of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Cost
Furniture and fixtures	$17,258	$13,341
Software	26,219	26,219
Total cost	43,477	39,560
Accumulated depreciation	(36,187)	(32,866)

Total property and equipment, net	$7,290	$6,694